LifeX 2050 Inflation-Protected Longevity Income ETF N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	STONE RIDGE TRUST
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Sep. 24, 2025